Derivative Financial Instruments	12 Months Ended
Dec. 31, 2013
Derivative Financial Instruments
14.	Derivative Financial Instruments

The following tables summarize information regarding Nucor’s derivative instruments:

Fair Value of Derivative Instruments (in thousands)
		Fair Value at December 31,
	Consolidated Balance Sheet Location	2013	2012
Liability derivatives not designated as hedging instruments:
Commodity contracts	Accrued expenses and other current liabilities	$(553)	$(303)
Foreign exchange contracts	Accrued expenses and other current liabilities	(2)	(15)

Total liability derivatives not designated as hedging instruments		$(555)	$(318)

The Effect of Derivative Instruments on the Consolidated Statements of Earnings

Derivatives Designated as Hedging Instruments (in thousands)

Derivatives in Cash Flow Hedging Relationships	Statement of Earnings Location	Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)			Amount of Gain or (Loss) Reclassified from Accumulated OCI into Earnings (Effective Portion)			Amount of Gain or (Loss) Recognized in Earnings on Derivatives (Ineffective Portion)
		2013	2012	2011	2013	2012	2011	2013	2012	2011
Commodity contracts	Cost of products sold	$—	$(2,264)	$(8,454)	$—	$(42,515)	$(37,093)	$—	$500	$600

Derivatives Not Designated as Hedging Instruments (in thousands)
Derivatives Not Designated as Hedging Instruments	Statement of Earnings Location	Amount of Gain or (Loss) Recognized in Earnings on Derivatives
		2013	2012	2011
Commodity contracts	Cost of products sold	$4,622	$1,321	$11,757
Foreign exchange contracts	Cost of products sold	112	198	(665)

Total		$4,734	$1,519	$11,092

During the first quarter of 2012, Nucor settled all of its open natural gas forward purchase contracts that were previously in place. These settlements affected earnings over the periods specified in the original agreements throughout the remainder of 2012.